Note Goodwill and other intangible assets (Estimated amortization of the intangible assets with definite useful lives) (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure - Estimated Amortization of the Intangible Assets with Definite Useful Lives [Abstract]
Year 2018	$ 9,286
Year 2019	9,042
Year 2020	4,967
Year 2021	2,157
Year 2022	1,281
Later years	$ 2,776